U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.      Name and address of issuer:

        Connecticut Daily Tax Free Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020

--------------------------------------------------------------------------------
2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|

--------------------------------------------------------------------------------
3.      Investment Company Act File Number:       811-4265

        Securities Act File Number:               2-96546

--------------------------------------------------------------------------------
4(a).   Last day of fiscal year for which this Form is filed:

        January 31, 2004
--------------------------------------------------------------------------------
4(b).   [ ] Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).  [ ]  Check box if this is the last time the issuer will be filing this
            Form.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:
--------------------------------------------------------------------------------

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to
      section 24(f):                                            $ 432,387,271.94
                                                                  --------------

(ii)  Aggregate price of securities redeemed
      or repurchased during the fiscal year:    $ 480,346,877.92
                                                ----------------

(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to the
      Commission:                               $ 98,537,988.46
                                                ----------------

(iv)  Total available redemption credits
      [add items 5(ii) and 5(iii)]:                            -$ 578,884,866.38
                                                                ----------------

(v)   Net sales--if item 5(i) is greater than
      Item 5(iv)[Subtract Item 5(iv)from
      Item 5 (i)]:                                               $          0.00
                                                                 ---------------

(vi)  Redemption credits available for use
      in future years -- if item 5(i) is less
      than Item 5(iv) [subtract Item 5(iv)
      from Item (i)]:                          $ (146,497,594.44)
                                                -----------------

(vii) Multiplier  for  determining  registration  fee  (See
      Instruction C.9):                                              $  0.001267
                                                                     -----------

(viii) Registration fee due [multiply Item 5(v) by Item 5 (vii)
       (enter "0" if no fee is due):                                 $      0.00
                                                                     -----------
--------------------------------------------------------------------------------
6.      Prepaid Shares
--------------------------------------------------------------------------------

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.00 .

--------------------------------------------------------------------------------
7.   Interest  due--if  this Form is being filed more than 90 days
     after the end of the issuer's fiscal year (see Instruction D):  +$      -0-
                                                                      ----------
--------------------------------------------------------------------------------
8.   The total  amount of the  registration  fee due plus any
     interest due [line 5(viii) plus line 7]:                        =$      -0-
                                                                      ----------
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary

Date:  March 15, 2004


* Please print the name and title of the signing officer below the signature.